UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.   Name and address of issuer:
          Oppenheimer Quest for Value Funds
          Two World Trade Center
          New York, NY  10048

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and class of securities of the
     issuer, check the box but do not list series or classes):            /  /

          Oppenheimer Quest Officers Value Fund

3.   Investment Company Act File Number:     811-5225
      Securities Act File Number:            33-15489

4(a). Last day of fiscal year for which this Form is filed: 10/31/97

4(b). /   /    Check box if this Form is being  filed late  (i.e.,  more that 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /   /    Check box if this is the last time the issuer will be filing this
               Form.

5. Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                                 $2,854,906

     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                                               $5,649,742

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                                                $ -0-

     (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
                                                                     $5,649,742

     (v)  Net sales - if Item 5(i) is  greater  than Item 5(iv)  [subtract  Item
          5(iv) from Item 5(i)]:                                     N/A

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv from Item 5(i)]:
                                                                    ($2,794,836)

     (vii)Multiplier for determining  registration fee (See Instructions C.9):
                                                                     x .000295

     (viii)Registration  fee due [multiple  Item 5(v) by Item 5(vii)] (enter "0"
          if no fee is due):                                         = $ -0-
                                                                    ============

6.   Prepaid Shares:

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.   Interest due:

     If this Form is being filed more than 90 days after the end of the issuer's
     fiscal year (see Instruction D):                                N/A

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                           = $ -0-
                                                                    ============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:       N/A

                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



          /s/ Robert J. Bishop
By:   ______________________________________
      Robert J. Bishop, Assistant Treasurer

Date: January 28, 1998

cc:  Stuart Strauss, Esq.
     Katherine P. Feld, Esq.
     Gloria LaFond


filing\24f-2\1031097\229